SCHEDULE OF NOTES PAYABLE - RELATED PARTIES (Details) (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable - related parties	$ 10,986,250
Interest percentage	5.00%
Note Payable Relate Parties [Member]
Debt Instrument [Line Items]
Notes payable - related parties	$ 5,000,000	$ 5,000,000
Interest percentage	5.00%	5.00%
Maturity date	Dec. 03, 2022
Note Payable Relate Parties [Member]
Debt Instrument [Line Items]
Notes payable - related parties	$ 435,000	$ 65,000
Interest percentage	5.00%	5.00%
Maturity date	Apr. 01, 2022
Note Payable Relate Parties Two [Member]
Debt Instrument [Line Items]
Notes payable - related parties	$ 271,250	$ 215,000
Interest percentage	3.00%	3.00%
Maturity date	Dec. 31, 2022